Investment properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Fair value at the beginning of the year	$ 2,373,986
Fair value at the end of the year	2,344,667	$ 2,373,986
Level 3 [Member] | Shopping Malls in Argentina [Member]
Statement [Line Items]
Fair value at the beginning of the year	924,467	916,340
Additions	47,567	12,400
Capitalized leasing costs	117	298
Amortization of capitalized leasing costs	(250)	(246)
Transfers	(3,824)	(9)
Disposals	18	0
Currency translation adjustment	0	0
Net gain / (loss) from fair value adjustment	457,408	(4,316)
Fair value at the end of the year	1,425,467	924,467
Level 2 [Member]
Statement [Line Items]
Fair value at the beginning of the year	1,449,519	2,036,238
Additions	26,944	6,217
Capitalized leasing costs	65	22
Amortization of capitalized leasing costs	(131)	(188)
Transfers	(88,136)	(38,223)
Disposals	9,089	70,054
Currency translation adjustment	(64)	(15)
Net gain / (loss) from fair value adjustment	(459,908)	(484,478)
Fair value at the end of the year	$ 919,200	$ 1,449,519